Interim Condensed Consolidated Statement of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Interim Condensed Consolidated Statement of Comprehensive Income (Unaudited) [Abstract]
Profit for the period	$ 18,426	$ 14,507
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the period for bonds at fair value through other comprehensive income	(4,461)	5,654
Currency translation difference	39	(53)
Changes in allowance for expected credit losses transferred to interim condensed consolidated statement of income	32	65
Other comprehensive income which will not be reclassified to profit or loss in subsequent periods
Net change in fair value reserve during the period for equities at fair value through other comprehensive income	2,694	(3,561)
Other comprehensive (loss) income for the period	(1,696)	2,105
Total comprehensive income for the period	$ 16,730	$ 16,612